UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: 12/31/2011

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2011

		Value
		------------
COMMON STOCKS -- 96.40%
	Consumer Discretionary - Automobiles &
	Components -- 1.48%
265,000	Gentex Corporation	$ 7,841,350
		------------
	Consumer Discretionary - Durables &
	Apparel -- 4.78%
130,000	Coach, Inc.	7,935,200
245,000	Jarden Corporation	7,320,600
50,000	Polaris Industries Inc.	2,799,000
130,000	Tupperware Brands Corporation	7,276,100
		------------
		25,330,900
		------------
	Consumer Discretionary - Media -- 0.81%
100,000	DIRECTV - Class A *	4,276,000
		------------
	Consumer Discretionary - Retailing -- 11.69%
300,000	Aaron's, Inc.	8,004,000
270,000	CarMax, Inc. *	8,229,600
112,100	Kohl's Corporation	5,532,135
330,000	LKQ Corporation *	9,926,400
100,000	Nordstrom, Inc.	4,971,000
115,000	O'Reilly Automotive, Inc. *	9,194,250
150,000	PetSmart, Inc.	7,693,500
130,000	TJX Companies, Inc. (The)	8,391,500
		------------
		61,942,385
		------------
	Consumer Discretionary - Services -- 1.88%
340,000	InterContinental Hotels Group PLC	6,116,600
80,000	Starwood Hotels & Resorts Worldwide, Inc.	3,837,600
		------------
		9,954,200
		------------
	Consumer Staples - Food & Staples
	Retailing -- 0.72%
55,000	PriceSmart, Inc.	3,827,450
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 3.06%
80,000	Beam Inc.	4,098,400
190,000	Hormel Foods Corporation	5,565,100
130,000	McCormick & Company, Inc.	6,554,600
		------------
		16,218,100
		------------
	Energy -- 6.24%
105,000	Cameron International Corporation *	5,164,950
45,000	Concho Resources Inc. *	4,218,750
100,000	Continental Resources, Inc. *	6,671,000
50,000	Helmerich & Payne, Inc.	2,918,000
108,021	Kinder Morgan Management, LLC *	8,481,792
120,000	Whiting Petroleum Corporation *	5,602,800
		------------
		33,057,292
		------------
	Financials - Banks -- 1.97%
107,768	Commerce Bancshares, Inc.	4,108,116
60,000	Cullen/Frost Bankers, Inc.	3,174,600
130,000	SPDR KBW Regional Banking ETF	3,173,300
		------------
		10,456,016
		------------
	Financials - Diversified -- 4.78%
67,500	Affiliated Managers Group, Inc. *	6,476,625
175,000	MSCI Inc. *	5,762,750
230,000	Raymond James Financial, Inc.	7,120,800
105,000	T. Rowe Price Group, Inc.	5,979,750
		------------
		25,339,925
		------------
	Financials - Insurance -- 2.87%
215,000	Marsh & McLennan Companies, Inc.	6,798,300
217,000	Willis Group Holdings PLC	8,419,600
		------------
		15,217,900
		------------
	Financials - Real Estate -- 0.76%
60,000	Digital Realty Trust, Inc.	4,000,200
		------------
	Health Care - Equipment & Services -- 6.86%
377,000	Allscripts Healthcare Solutions, Inc. *	7,140,380
50,000	Cerner Corporation *	3,062,500
110,000	DaVita, Inc. *	8,339,100
205,000	DENTSPLY International Inc.	7,172,950
250,000	ResMed Inc. *	6,350,000
125,000	St. Jude Medical, Inc.	4,287,500
		------------

		$ 36,352,430
		------------
	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 6.41%
80,000	Allergan, Inc.	7,019,200
80,000	Covance Inc. *	3,657,600
145,000	Gilead Sciences, Inc. *	5,934,850
47,500	Mettler-Toledo International Inc. *	7,016,225
140,000	Teva Pharmaceutical Industries Ltd.	5,650,400
103,920	Thermo Fisher Scientific Inc. *	4,673,282
		------------
		33,951,557
		------------
	Industrials - Capital Goods -- 10.75%
210,000	AMETEK, Inc.	8,841,000
180,000	BE Aerospace, Inc. *	6,967,800
216,000	Fastenal Company	9,419,760
237,500	IDEX Corporation	8,813,625
175,000	Pentair, Inc.	5,825,750
115,000	Snap-on Incorporated	5,821,300
30,000	TransDigm Group Incorporated *	2,870,400
120,000	Westinghouse Air Brake Technologies
	Corporation	8,394,000
		------------
		56,953,635
		------------
	Industrials - Commercial & Professional
	Services -- 1.87%
115,000	IHS Inc. - Class A *	9,908,400
		------------
	Industrials - Transportation -- 4.17%
80,000	C.H. Robinson Worldwide, Inc.	5,582,400
143,000	Expeditors International of Washington, Inc.	5,857,280
135,000	Landstar System, Inc.	6,469,200
315,000	UTi Worldwide Inc.	4,186,350
		------------
		22,095,230
		------------
	Information Technology - Hardware &
	Equipment -- 4.87%
185,000	FLIR Systems, Inc.	4,637,950
340,000	Molex Incorporated - Class A	6,725,200
145,000	Riverbed Technology, Inc. *	3,407,500
105,000	SanDisk Corporation *	5,167,050
163,750	Zebra Technologies Corporation - Class A *	5,858,975
		------------
		25,796,675
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.76%
215,000	Altera Corporation	7,976,500
195,000	Avago Technologies Limited	5,627,700
228,750	Microchip Technology Incorporated	8,379,113
200,000	Skyworks Solutions, Inc. *	3,244,000
		------------
		25,227,313
		------------
	Information Technology - Software &
	Services -- 11.82%
100,000	Accenture plc - Class A	5,323,000
110,000	ANSYS, Inc. *	6,300,800
209,499	Fidelity National Information Services, Inc.	5,570,579
135,937	Fiserv, Inc. *	7,984,939
95,000	Informatica Corporation *	3,508,350
17,500	MasterCard Incorporated - Class A	6,524,350
30,000	MercadoLibre, Inc.	2,386,200
215,000	Paychex, Inc.	6,473,650
155,000	Red Hat, Inc. *	6,399,950
150,000	Teradata Corporation *	7,276,500
205,000	TIBCO Software Inc. *	4,901,550
		------------
		62,649,868
		------------
	Materials -- 3.85%
35,000	Air Products and Chemicals, Inc.	2,981,650
50,000	Airgas, Inc.	3,904,000
120,000	AptarGroup, Inc.	6,260,400
125,000	Ecolab Inc.	7,226,250
		------------
		20,372,300
		------------
	TOTAL COMMON STOCKS
	(cost $352,928,206)	510,769,126
		------------
SHORT-TERM INVESTMENTS -- 3.18%
	Commercial Paper - 2.62%
$1,000,000	CVS Corporation 01/03/12, 0.45%	1,000,000
575,000	Marriott International, Inc. 01/03/12, 0.47%	575,000
1,500,000	Citigroup Funding Inc. 01/04/12, 0.39%	1,499,984
705,000	Diageo Capital plc 01/05/12, 0.53%	704,979
1,550,000	Kinder Morgan Energy Partners L.P. 01/05/12,
	0.50%	1,549,957
1,425,000	Integrys Energy Group, Inc. 01/06/12, 0.33%	1,424,961
500,000	Marriott International, Inc. 01/09/12, 0.50%	499,958
800,000	Valspar Corporation (The) 01/10/12, 0.42%	799,935

$ 700,000	Marriott International, Inc. 01/11/12, 0.50%	$ 699,922
1,900,000	Citigroup Funding Inc. 01/12/12, 0.39%	1,899,815
1,075,000	Integrys Energy Group, Inc. 01/18/12, 0.35%	1,074,843
1,000,000	VW Credit, Inc. 01/23/12, 0.45%	999,750
1,175,000	Anheuser-Busch InBev Worldwide Inc. 02/17/12, 0.27%	1,174,603

		------------
		13,903,707
		------------
	Variable Rate Security - 0.56%
2,974,063	American Family Financial Services, Inc.(1)
	01/03/12, 0.10%	2,974,063
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,877,770)	16,877,770
		------------
	TOTAL SECURITY HOLDINGS
	(cost $369,805,976) - 99.58%	527,646,896
		------------

	ASSETS, NET OF OTHER LIABILITIES - 0.42%	2,216,261
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$529,863,157
		------------
		------------

% OF NET ASSETS

* NON-INCOME PRODUCING

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of December 31, 2011, investment cost for federal tax purposes was $370,056,810 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$169,472,619
Unrealized depreciation	(11,882,533)
------------
Net unrealized depreciation	$157,590,086
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$510,769,126
Level 2 -
Commercial Paper	13,903,707
Variable Rate Security	2,974,063
Level 3 -
None	-
------------
Total	$527,646,896
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 02/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 02/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/07/2012